INCOME TAX (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAX
Schedule of income tax rate
	Nine months ended September 30,
	2021	2020

Loss before income taxes	$(60,682)	$(22,782)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(10,013)	(3,759)
Net operating loss against valuation allowance	10,013	3,759
Income tax expense	$-	$-

Schedule of deferred tax assets
	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards
- United States	$1,034,188	$-
- Hong Kong	21,108	16,234
- Singapore	82	-
	1,055,378	16,234
Less: valuation allowance	(1,055,378)	(16,234)
Deferred tax assets, net	$-	$-

Schedule of provision for income taxes
Years ended December 31,
	2020	2019

Current:	$-	$-
Domestic	-	-
Foreign	-	-

Deferred:
Domestic	-	-
Foreign	-	-
Provision for income taxes	$-	$-

Summary of loss before income taxes
	Years ended December 31,
	2020	2019

Domestic	$(4,139,578)	$-
Foreign	(9,369)	(19,511)
Total	$(4,148,947)	$(19,511)

Schedule of income tax expense
	Years ended December 31,
	2020	2019

Loss before income taxes	$(5,687)	$(19,511)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(938)	(3,219)
Tax effect of non-taxable items	(3,936)	(555)
Net operating loss	4,874	3,774
Income tax expense	$-	$-